Summary of Customers and Vendor Concentrations (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated Sales and Purchases [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage				19.00%
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage
Accounts Payables [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage			10.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	46.00%		12.00%	27.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	22.00%		19.00%
Customer A [Member] | Accounts Payables [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage			11.00%	13.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	29.00%		15.00%
Customer B [Member] | Accounts Payables [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage		15.00%	10.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage		23.00%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage		13.00%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage		12.00%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage